UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2004
                                                -------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KREVLIN ADVISORS, LLC
         ----------------------------------------
Address:   598 MADISON AVENUE, 12TH FLOOR
         ----------------------------------------
           NEW YORK, NEW YORK 10022
         ----------------------------------------


Form 13F File Number: 28- 10404
                         ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Glenn J. Krevlin
Title:       Managing Member
Phone:       (646) 432-0600

Signature, Place, and Date of Signing:


    /s/ GLENN J. KREVLIN          New York, New York         February 15, 2005
    ------------------------   -------------------------   ---------------------
          [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-10404
   -------------------          ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   6
                                         -----------------

Form 13F Information Table Entry Total:            112
                                         -----------------

Form 13F Information Table Value Total:      1,097,968
                                         -----------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

      01          28- N/A            GJK Capital Management, LLC
      --------        -----------    -------------------------------------------

      02          28- N/A            Glenhill Overseas Management, LLC
      --------        -----------    -------------------------------------------

      03          28- N/A            Glenhill Capital LP
      --------        -----------    -------------------------------------------

      04          28- N/A            Glenhill Capital Overseas Partners Ltd.
      --------        -----------    -------------------------------------------

      05          28- N/A            Glenhill Capital Overseas Master Fund, L.P.
      --------        -----------    -------------------------------------------

      06          28- N/A            Glenhill Capital Overseas GP, Ltd.
      --------        -----------    -------------------------------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------     --------        --------            --------      --------           --------
                        Title of                 Value   Shares or  Sh/   Put/   Investment      Other           Voting Authority
Name of Issuer           Class     CUSIP       (x$1000)  Prn Amt    Prn   call   Discretion      Managers      Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
1-800-Flowers.Com Inc-Cl A        68243Q 10 6    4,262     507,347  Sh         Shared-Defined   01, 03          Sole

Ace Aviation Holdings Inc-A       00440P 20 1    7,250     245,069  Sh         Shared-Defined   01, 03          Sole

Activcard Corp                    00506J 10 7   19,097   2,145,750  Sh         Shared-Defined   01, 03          Sole

Activision Inc                    004930 20 2   33,912   1,680,473  Sh         Shared-Defined   01, 03          Sole

Armstrong Holdings Inc            042384 10 7    1,992     790,430  Sh         Shared-Defined   01, 03          Sole

Bed Bath & Beyond Inc             075896 10 0    8,158     204,808  Sh         Shared-Defined   01, 03          Sole

Casual Male Retail Group Inc      148711 10 4   12,138   2,227,109  Sh         Shared-Defined   01, 03          Sole

Catalina Marketing Corp           148867 10 4   10,373     350,100  Sh         Shared-Defined   01, 03          Sole

Central Garden & Pet Co           153527 10 6    5,297     126,908  Sh         Shared-Defined   01, 03          Sole

Cinram International Inc          17252T 10 5   26,628   1,445,907  Sh         Shared-Defined   01, 03          Sole

Coolbrands International Inc      21639P 20 8    2,019     266,075  Sh         Shared-Defined   01, 03          Sole

Cost Plus Inc/California          221485 10 5   13,225     411,607  Sh         Shared-Defined   01, 03          Sole

Cti Molecular Imaging Inc         22943D 10 5    6,011     423,616  Sh         Shared-Defined   01, 03          Sole

Darden Restaurants Inc            237194 10 5    6,798     245,069  Sh         Shared-Defined   01, 03          Sole

Digene Corp                       253752 10 9    6,242     238,702  Sh         Shared-Defined   01, 03          Sole

Dillards Inc-Cl A                 254067 10 1   10,818     402,613  Sh         Shared-Defined   01, 03          Sole

Eidos Plc                         093489 7       8,883   5,796,301  Sh         Shared-Defined   01, 03          Sole

Emi Group Plc                     004447 3      14,393   2,831,580  Sh         Shared-Defined   01, 03          Sole

Family Dollar Stores              307000 10 9   31,161     997,780  Sh         Shared-Defined   01, 03          Sole

Flamel Technologies-Sp Adr        338488 10 9   12,964     665,187  Sh         Shared-Defined   01, 03          Sole

Fortescue Metals Group Ltd        608625 3       1,581     747,741  Sh         Shared-Defined   01, 03          Sole

Fox Entertainment Grp Inc-A       35138T 10 7   12,805     409,615  Sh         Shared-Defined   01, 03          Sole

Hearst-Argyle Television Inc      422317 10 7    1,847      70,020  Sh         Shared-Defined   01, 03          Sole

Information Resources-Rts         45676E 10 7      336     332,594  Sh         Shared-Defined   01, 03          Sole

Ishares Russell 2000              464287 65 5   99,746     770,238  Sh         Shared-Defined   01, 03          Sole

J2 Global Communications Inc      46626E 20 5    8,834     256,062  Sh         Shared-Defined   01, 03          Sole

Kerzner International Ltd         015098 89 9   13,148     218,952  Sh         Shared-Defined   01, 03          Sole

Key Energy Services Inc           492914 10 6    5,601     474,664  Sh         Shared-Defined   01, 03          Sole

K-Swiss Inc  -Cl A                482686 10 2    5,727     196,685  Sh         Shared-Defined   01, 03          Sole

Laidlaw International             50730R 10 2   33,599   1,570,058  Sh         Shared-Defined   01, 03          Sole

March 05 Puts On Ostk Us          690370 8O K      269         840  Sh  Put    Shared-Defined   01, 03          Sole

Marvel Enterprises Inc            57383M 10 8    5,879     287,051  Sh         Shared-Defined   01, 03          Sole

Midas Inc                         595626 10 2    7,402     370,124  Sh         Shared-Defined   01, 03          Sole

COLUMN 1                COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------     --------        --------            --------      --------           --------
                        Title of                 Value   Shares or  Sh/   Put/   Investment      Other           Voting Authority
Name of Issuer           Class     CUSIP       (x$1000)  Prn Amt    Prn   call   Discretion      Managers      Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
Netflix Inc                       64110L 10 6    2,590     210,059  Sh         Shared-Defined   01, 03          Sole

Newell Rubbermaid Inc             651229 10 6   21,172     875,246  Sh         Shared-Defined   01, 03          Sole

Nii Holdings Inc                  62913F 20 1   15,416     324,891  Sh         Shared-Defined   01, 03          Sole

Overstock.Com Inc                 690370 10 1   26,732     387,419  Sh         Shared-Defined   01, 03          Sole

Palmone Inc                       69713P 10 7   17,672     560,138  Sh         Shared-Defined   01, 03          Sole

Pep Boys-Manny Moe & Jack         713278 10 9   27,792   1,628,098  Sh         Shared-Defined   01, 03          Sole

Puradyn Filter Technologies       746091 10 7    1,502   1,251,567  Sh         Shared-Defined   01, 03          Sole

Reader'S Digest Association       755267 10 1   27,758   1,995,562  Sh         Shared-Defined   01, 03          Sole

Resources Connection Inc          76122Q 10 5    5,704     105,030  Sh         Shared-Defined   01, 03          Sole

Restoration Hardware Inc          760981 10 0    3,727     763,813  Sh         Shared-Defined   01, 03          Sole

Ryanair Holdings Plc              311176 1       9,966   1,400,394  Sh         Shared-Defined   01, 03          Sole

Schwab (Charles) Corp             808513 10 5   29,961   2,505,095  Sh         Shared-Defined   01, 03          Sole

Sco Group Inc/The                 78403A 10 6    1,694     400,480  Sh         Shared-Defined   01, 03          Sole

Silgan Holdings Inc               827048 10 9   12,009     196,991  Sh         Shared-Defined   01, 03          Sole

Sprint Corp                       852061 10 0   21,663     871,745  Sh         Shared-Defined   01, 03          Sole

Talbots Inc                       874161 10 2    8,252     303,045  Sh         Shared-Defined   01, 03          Sole

Tv Azteca S.A.-Spons Adr          901145 10 2   11,517   1,120,315  Sh         Shared-Defined   01, 03          Sole

Tyco International Ltd            902124 10 6   39,009   1,091,467  Sh         Shared-Defined   01, 03          Sole

Vodafone Group Plc                071921 0      10,232   3,781,064  Sh         Shared-Defined   01, 03          Sole

Warnaco Group Inc/The             934390 40 2   10,403     481,606  Sh         Shared-Defined   01, 03          Sole

Westjet Airlines Ltd              960410 10 8   16,178   1,621,376  Sh         Shared-Defined   01, 03          Sole

Wet Seal Inc  -Cl A               961840 10 5    1,527     672,532  Sh         Shared-Defined   01, 03          Sole

Yellow Roadway Corp               985577 10 5   11,713     210,251  Sh         Shared-Defined   01, 03          Sole

COLUMN 1                COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------     --------        --------            --------      --------           --------
                        Title of                 Value   Shares or  Sh/   Put/   Investment      Other           Voting Authority
Name of Issuer           Class     CUSIP       (x$1000)  Prn Amt    Prn   call   Discretion      Managers      Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
1-800-Flowers.Com Inc-Cl A        68243Q 10 6    1,825     217,229  Sh         Shared-Defined   02, 04, 05, 06  Sole

Ace Aviation Holdings Inc-A       00440P 20 1    3,104     104,931  Sh         Shared-Defined   02, 04, 05, 06  Sole

Activcard Corp                    00506J 10 7    8,177     918,744  Sh         Shared-Defined   02, 04, 05, 06  Sole

Activision Inc                    004930 20 2   14,520     719,527  Sh         Shared-Defined   02, 04, 05, 06  Sole

Armstrong Holdings Inc            042384 10 7      853     338,438  Sh         Shared-Defined   02, 04, 05, 06  Sole

Bed Bath & Beyond Inc             075896 10 0    3,493      87,692  Sh         Shared-Defined   02, 04, 05, 06  Sole

Casual Male Retail Group Inc      148711 10 4    5,197     953,583  Sh         Shared-Defined   02, 04, 05, 06  Sole

Catalina Marketing Corp           148867 10 4    4,442     149,900  Sh         Shared-Defined   02, 04, 05, 06  Sole

Central Garden & Pet Co           153527 10 6    2,268      54,338  Sh         Shared-Defined   02, 04, 05, 06  Sole

Cinram International Inc          17252T 10 5   11,401     619,093  Sh         Shared-Defined   02, 04, 05, 06  Sole

Coolbrands International Inc      21639P 20 8      865     113,925  Sh         Shared-Defined   02, 04, 05, 06  Sole

Cost Plus Inc/California          221485 10 5    5,663     176,238  Sh         Shared-Defined   02, 04, 05, 06  Sole

Cti Molecular Imaging Inc         22943D 10 5    2,574     181,379  Sh         Shared-Defined   02, 04, 05, 06  Sole

Darden Restaurants Inc            237194 10 5    2,911     104,931  Sh         Shared-Defined   02, 04, 05, 06  Sole

Digene Corp                       253752 10 9    2,672     102,196  Sh         Shared-Defined   02, 04, 05, 06  Sole

Dillards Inc-Cl A                 254067 10 1    4,632     172,387  Sh         Shared-Defined   02, 04, 05, 06  Sole

Eidos Plc                         093489 7       4,197   2,738,699  Sh         Shared-Defined   02, 04, 05, 06  Sole

Emi Group Plc                     004447 3       5,482   1,078,420  Sh         Shared-Defined   02, 04, 05, 06  Sole

Family Dollar Stores              307000 10 9   13,342     427,220  Sh         Shared-Defined   02, 04, 05, 06  Sole

Flamel Technologies-Sp Adr        338488 10 9    5,551     284,813  Sh         Shared-Defined   02, 04, 05, 06  Sole

Fortescue Metals Group Ltd        608625 3         677     320,159  Sh         Shared-Defined   02, 04, 05, 06  Sole

Fox Entertainment Grp Inc-A       35138T 10 7    5,483     175,385  Sh         Shared-Defined   02, 04, 05, 06  Sole

Hearst-Argyle Television Inc      422317 10 7      791      29,980  Sh         Shared-Defined   02, 04, 05, 06  Sole

Information Resources-Rts         45676E 10 7      144     142,406  Sh         Shared-Defined   02, 04, 05, 06  Sole

Ishares Russell 2000              464287 65 5   42,704     329,762  Sh         Shared-Defined   02, 04, 05, 06  Sole

J2 Global Communications Inc      46626E 20 5    3,783     109,638  Sh         Shared-Defined   02, 04, 05, 06  Sole

Kerzner International Ltd         015098 89 9    5,630      93,748  Sh         Shared-Defined   02, 04, 05, 06  Sole

Key Energy Services Inc           492914 10 6    2,398     203,236  Sh         Shared-Defined   02, 04, 05, 06  Sole

K-Swiss Inc  -Cl A                482686 10 2    2,452      84,215  Sh         Shared-Defined   02, 04, 05, 06  Sole

Laidlaw International             50730R 10 2   14,382     672,042  Sh         Shared-Defined   02, 04, 05, 06  Sole

March 05 Puts On Ostk Us          690370 8O K      115         360  Sh  Put    Shared-Defined   02, 04, 05, 06  Sole

Marvel Enterprises Inc            57383M 10 8    2,518     122,949  Sh         Shared-Defined   02, 04, 05, 06  Sole

Midas Inc                         595626 10 2    3,170     158,476  Sh         Shared-Defined   02, 04, 05, 06  Sole

COLUMN 1                COLUMN 2   COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------     --------        --------            --------      --------           --------
                        Title of                 Value   Shares or  Sh/   Put/   Investment      Other           Voting Authority
Name of Issuer           Class     CUSIP       (x$1000)  Prn Amt    Prn   call   Discretion      Managers      Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
Netflix Inc                       64110L 10 6    1,109      89,941  Sh         Shared-Defined   02, 04, 05, 06  Sole

Newell Rubbermaid Inc             651229 10 6    9,065     374,754  Sh         Shared-Defined   02, 04, 05, 06  Sole

Nii Holdings Inc                  62913F 20 1    6,601     139,109  Sh         Shared-Defined   02, 04, 05, 06  Sole

Overstock.Com Inc                 690370 10 1   11,446     165,881  Sh         Shared-Defined   02, 04, 05, 06  Sole

Palmone Inc                       69713P 10 7    7,568     239,862  Sh         Shared-Defined   02, 04, 05, 06  Sole

Pep Boys-Manny Moe & Jack         713278 10 9   11,900     697,102  Sh         Shared-Defined   02, 04, 05, 06  Sole

Puradyn Filter Technologies       746091 10 7      598     498,433  Sh         Shared-Defined   02, 04, 05, 06  Sole

Reader'S Digest Association       755267 10 1   11,885     854,438  Sh         Shared-Defined   02, 04, 05, 06  Sole

Resources Connection Inc          76122Q 10 5    2,442      44,970  Sh         Shared-Defined   02, 04, 05, 06  Sole

Restoration Hardware Inc          760981 10 0    1,484     304,187  Sh         Shared-Defined   02, 04, 05, 06  Sole

Ryanair Holdings Plc              311176 1       4,267     599,606  Sh         Shared-Defined   02, 04, 05, 06  Sole

Schwab (Charles) Corp             808513 10 5   12,828   1,072,605  Sh         Shared-Defined   02, 04, 05, 06  Sole

Sco Group Inc/The                 78403A 10 6      725     171,473  Sh         Shared-Defined   02, 04, 05, 06  Sole

Silgan Holdings Inc               827048 10 9    5,142      84,346  Sh         Shared-Defined   02, 04, 05, 06  Sole

Sprint Corp                       852061 10 0    9,275     373,255  Sh         Shared-Defined   02, 04, 05, 06  Sole

Talbots Inc                       874161 10 2    3,533     129,755  Sh         Shared-Defined   02, 04, 05, 06  Sole

Tv Azteca S.A.-Spons Adr          901145 10 2    4,931     479,685  Sh         Shared-Defined   02, 04, 05, 06  Sole

Tyco International Ltd            902124 10 6   16,702     467,333  Sh         Shared-Defined   02, 04, 05, 06  Sole

Vodafone Group Plc                071921 0       4,381   1,618,936  Sh         Shared-Defined   02, 04, 05, 06  Sole

Warnaco Group Inc/The             934390 40 2    4,454     206,194  Sh         Shared-Defined   02, 04, 05, 06  Sole

Westjet Airlines Ltd              960410 10 8    6,927     694,224  Sh         Shared-Defined   02, 04, 05, 06  Sole

Wet Seal Inc  -Cl A               961840 10 5      654     287,957  Sh         Shared-Defined   02, 04, 05, 06  Sole

Yellow Roadway Corp               985577 10 5       55         983  Sh         Shared-Defined   02, 04, 05, 06  Sole